VESSELS AND EQUIPMENT, NET - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at June 30, 2013 and December 31, 2012 were as follows:

	At June 30, 2013 (unaudited)	At December 31, 2012

Ocean-going vessels	$120,546	$115,375
River barges and pushboats	411,926	411,820
PSVs	245,527	223,032
Advances for PSV construction	36,455	53,496
Furniture and equipment	12,433	11,822
Building, land, operating base and shipyard	55,829	54,902
Total original book value	882,716	870,447
Accumulated depreciation	(241,607)	(222,928)
Net book value	$641,109	$647,519

For the six-month periods ended June 30, 2013 and 2012, depreciation expense was $19,067 and $18,974, respectively.

As of June 30, 2013, the net book value of the assets pledged as a guarantee of our long term financial debt was $396,000.

River Business

During the six-month period ended June 30, 2013, the Company built, sold and leased back, ten river barges for $9,300 with a lease term of 10 years. Gains of $1,779 related to the sale-lease back were deferred and are being amortized over the minimum lease period.

During the six-month period ended June 30, 2012, eight barges had been built in our own shipyard in Punta Alvear, Argentina for a total cost of $8,598.

In February 2012, the Company sold and delivered one river pushboat, for a total sale price of $3,850 and Ultrapetrol recognized a gain on the sale of this vessel of $3,564.

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries extended to 2013. The purchase price is to be paid in five installments of 20% of the contract price each, prior to delivery. On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery. On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery. As of June 30, 2013, UP Offshore (Bahamas) Ltd. had paid installments on these contracts totaling $33,100, which are recorded as Advances for PSV construction.

As of June 30, 2013, the Company had remaining commitments of $10,900 on non-cancellable contracts for the construction of two PSVs in India scheduled for delivery during 2013 and first half of 2014.

Subsequent event

Noncontrolling interest acquisition

On July 5, 2013, we entered into a Share Purchase Agreement with Firmapar Corp. (the "Offshore SPA"), the then owner of 5.55% of shares in UP Offshore (Bahamas) Limited, our holding company in the Offshore Supply Business. Through the Offshore SPA we agreed to purchase from Firmapar Corp. the 2,500,119 shares of common stock of UP Offshore (Bahamas) Limited that we did not own. On July 25, 2013, we paid $10,250 to Firmapar in consideration for such shares. As of such date, we own 100% of the common stock of UP Offshore (Bahamas) Limited.

Delivery of UP Pearl

On August 12, 2013, we took delivery of the third Indian PSV UP Pearl and we paid $893 to the yard after allowing for the reduction of $1,800 in the contract price in connection with the penalty for its late delivery as well as certain other sums advanced to the yard.

4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Ocean-going vessels	$115,375	$127,468
River barges and pushboats	411,820	398,391
PSVs	223,032	199,453
Advances for PSV construction	53,496	68,149
Furniture and equipment	11,822	10,458
Building, land, operating base and shipyard	54,902	52,491
Total original book value	870,447	856,410
Accumulated depreciation	(222,928)	(184,965)
Net book value	$647,519	$671,445

For the three years in the period ended December 31, 2012 depreciation expense was $38,914, $34,891 and $29,880, respectively.

Certain interest costs incurred during the construction of vessels are capitalized as part of the assets' carrying values and are depreciated over such assets' estimated useful lives. Capitalized interest for the three years in the period ended December 31, 2012 totaled $0, $0 and $1,010, respectively.

ACQUISITIONS AND DISPOSALS

Ocean Business

During 2010, we purchased and took delivery of two feeder container vessels for an aggregate total purchase price of $26,200.

During 2010, we sold and delivered three Capesize vessels for an aggregate total sale price of $36,584 net of commissions and Ultrapetrol recognized a net gain on sale of vessel of $724.

River Business

During 2012, eight river barges were built, in our own shipyard in Punta Alvear, Argentina for a total cost of $9,100.

During 2012, the Company built, sold and leased back, 14 river barges for $13,020 with a lease term of 10 years. Gains of $2,116 related to the sale leased back were deferred and are being amortized over the minimum lease period (see Note 2.r).

In February 2012, the Company sold and delivered one river pushboat, for a total sale price of $3,850 and Ultrapetrol recognized a gain on sale of vessel of $3,564.

During 2011, we purchased three pushboats, for a total aggregate purchase price of $2,900. The Company has also incurred $2,000 in additional direct costs relating to these acquisitions.

During 2011, forty-two barges were built in our own shipyard in Punta Alvear, Argentina for a total cost of $31,400.

Acquisition of 50% interest in Puertos del Sur S.A.

On April 25 and May 3, 2012, the Company through its River Business subsidiary UABL Terminals (Paraguay) S.A. obtained a 100% controlling interest in Puertos del Sur S.A. through its acquisition of its 50% partner's interest for $250.

At time of acquisition, Puertos del Sur S.A. owned a grain loading terminal in Paraguay. The Company performed a fair value analysis and the purchase price was allocated to the acquired assets and liabilities based on their fair values resulting in no goodwill being recorded. Due to immateriality, the Company has not prepared pro forma information related to this acquisition.

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries extended to 2012 and 2013.  The purchase price is to be paid in five installments of 20% of the contract price each, prior to delivery.  On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.  As of

December 31, 2012, UP Offshore (Bahamas) Ltd. had paid installments on these contracts totaling $48,400, which are recorded as Advances for PSV construction.

As of December 31, 2012, the Company had remaining commitments of $17,600 on non-cancellable contracts for the construction of three PSVs in India scheduled for delivery in 2013.

Subsequent events

On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.